Income Tax (Details) $ in Thousands, $ in Millions		12 Months Ended
	Sep. 29, 2022	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Taxes [Line Items]
Percentage of income tax rate	17.00%	16.50%	16.50%
Assessable profits amount (in Dollars)			$ 2
Provision for corporate income tax rate
Assessable profit		$ 0		$ 0
Statutory income tax rate		20.00%	20.00%	20.00%	20.00%
PRC [Member]
Income Taxes [Line Items]
Provision for corporate income tax rate
Taiwan [Member]
Income Taxes [Line Items]
Percentage of income tax rate		20.00%	20.00%
Tax credit carryforwards		$ 10,534		$ 10,089
Hong Kong [Member]
Income Taxes [Line Items]
Percentage of income tax rate		8.25%	8.25%
China [Member]
Income Taxes [Line Items]
Percentage of income tax rate		25.00%	25.00%
Singapore [Member]
Income Taxes [Line Items]
Percentage of income tax rate		17.00%	17.00%